Income Tax Benefit/(Expense) - Summary of Reconciliation of Income Tax to Prima Facie Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Loss from continuing operations before income tax	$ (87,355)	$ (98,754)	$ (65,977)
Share-based payments expense	1,367	1,221	1,544
Research and development tax concessions	(876)	(1,486)	537
Foreign exchange translation gains/(losses)	129	(15)	(242)
Contingent consideration	(414)	1,880	(3,162)
Other sundry items	97	91	1,011
Current year tax expense/(benefit)	(25,904)	(27,935)	(20,105)
Adjustments for current tax of prior periods	283	(18,412)	(3,616)
Differences in overseas tax rates	9,397	24,458	5,259
Tax benefit not recognized	6,809	12,934	11,065
Change in tax rate on Deferred tax assets	(3,412)		27,471
Change in tax rate on Deferred tax liability	3,412		(50,761)
Income tax expense/(benefit) attributable to loss before income tax	(9,415)	(8,955)	(30,687)
Australian Government
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Tax benefit at the Australian tax rate of 30% (2019: 30%)	$ (26,207)	$ (29,626)	$ (19,793)